Bank Loans and Notes Payable - Summary of Financial Instruments by Type of Interest Rate (Parenthetical) (Detail) - U.S. dollars to Mexican pesos [member] $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Cross-currency swaps [member] | Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Units of investment, percentage	4.00%
Cross-currency swaps [member] | Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Units of investment, percentage	9.80%
Interest rate swap [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403
Interest rate swap [member] | Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	9.8
Interest rate swap [member] | Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate percentage	7.2